Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	20,123,386	8,120,000
Common stock, shares outstanding	20,123,386	8,120,000